Inventories (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2011 CNY
Raw materials	$ 77	489	733
Finished goods	67,663	429,862	326,749
Total inventories	$ 67,740	430,351	327,482